Leases - Schedule of Lease Cost (Details) - HKD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Lease Cost [Abstract]
Weighted average remaining lease term (years)	8 years 3 months 10 days	29 years 5 months 19 days
Weighted average discount rate	6.20%	3.96%
Operating lease expenses excluding short-term lease expense	$ 1,407,617	$ 683,200	$ 1,307,200
Operating cash flows used in operating leases	1,115,900	661,000	1,285,000
Short-term lease cost	$ 990,697	$ 1,452,824	$ 681,952